EMPLOYEE RELATED LIABILITIES	12 Months Ended
Dec. 31, 2022
Postemployment Benefits [Abstract]
EMPLOYEE RELATED LIABILITIES
NOTE 13:     EMPLOYEE RELATED LIABILITIES

A.	Employee Termination Benefits

Israeli law, labor agreements and corporate policy determine the obligations of Tower to make severance payments to dismissed Israeli employees and to Israeli employees leaving employment under certain circumstances. Generally, the liability for severance pay benefits, as determined by Israeli law, is based upon length of service and the employee’s monthly salary. This liability is primarily covered by regular deposits made each month by Tower into recognized severance and pension funds and by insurance policies maintained by Tower, based on the employee’s salary for the relevant month.

Commencing January 1, 2005, Tower implemented a labor agreement with regard to most of its Israeli employees, according to which monthly deposits into recognized severance and pension funds or insurance policies will release it from any additional severance obligation in excess of the balance in such accounts to such Israeli employees and, therefore, Tower incurs no liability or asset with respect to such severance obligations and deposits, since that date. Any net severance amount as of such date will be released on the employee’s termination date. Payments relating to Israeli employee termination benefits were $6,269, $5,941 and $5,254 for 2022, 2021 and 2020, respectively.

TPSCo established a Defined Contribution Retirement Plan (the “DC Plan”) for its employees through which TPSCo contributes approximately 8.5% for 2022 and 7.7% for 2021 with employees’ average match of 0.8% of the employees’ base salary to the DC Plan. Such contribution releases the employer from further obligation to make any additional payments upon termination of employment. The contribution is remitted either to third party benefit funds based on employee preference, or directly, to those employees who elected not to enroll in the DC Plan. Total payments under the DC Plan in 2022, 2021 and 2020 amounted to $4,838, $5,331 and $6,132, respectively.

B.	TSNB Employee Benefit Plans

The following information provides the changes in 2022, 2021 and 2020 periodic expenses and benefit obligations due to the bargaining agreement signed between TSNB and its collective bargaining unit employees.

Post-Retirement Medical Plan

The components of the net periodic benefit cost and other amounts recognized in other comprehensive income for post-retirement medical plan expense are as follows as of December 31, 2022, 2021 and 2020:

Details	2022	2021	2020
Net periodic benefit cost:
Service cost	$4	$5	$6
Interest cost	57	52	57
Amortization of prior service costs	-	-	-
Amortization of net loss (gain)	(157)	(179)	(241)
Total net periodic benefit cost	$(96)	$(122)	$(178)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$-	$-	$-
Net loss (gain) for the period	(515)	(23)	146
Amortization of prior service costs	-	-	-
Amortization of net gain (loss)	157	179	241
Total recognized in other comprehensive income (loss)	$(358)	$156	$387
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(454)	$34	$209
Weighted average assumptions used:
Discount rate	3.00%	2.80%	3.40%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (pre-65/post-65 Medicare Advantage)	6.00%/8.50%	6.00%/6.50%	6.20%/(5.00)%
Health care cost trend rate assumed for current year (pre-65/post-65 Non-Medicare Advantage)	6.00%/6.40%	6.00%/6.50%	6.20%/6.10%
Ultimate rate (pre-65/post-65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (pre-65/post-65)	2031/2031	2029/2029	2029/2029
Measurement date	December 31, 2022	December 31, 2021	December 31, 2020

The components of the change in benefit obligation, change in plan assets and funded status for post-retirement medical plan are as follows as of years ended December 31, 2022, 2021 and 2020:

Details	2022	2021	2020
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$1,912	$1,882	$1, 689
Service cost	4	5	6
Interest cost	57	52	57
Benefits paid	(4)	(4)	(16)
Change in medical plan provisions	-	-	-
Actuarial loss (gain)	(515)	(23)	146
Benefit medical plan related obligation end of period	$1,454	$1,912	$1,882
Change in plan assets:
Fair value of plan assets at beginning of period	$-	$-	$-
Employer contribution	4	4	16
Benefits paid	(4)	(4)	(16)
Fair value of plan assets at end of period	$-	$-	$-
Medical plan related net funding	$(1,454)	$(1,912)	$(1,882)

As of December 31, 2022, 2021 and 2020:

Details	2022	2021	2020
Amounts recognized in statement of financial position:
Current liabilities	$(59)	$(48)	$(62)
Non-current liabilities	(1,395)	(1,864)	(1,820)
Net amount recognized	$(1,454)	$(1,912)	$(1,882)
Weighted average assumptions used:
Discount rate	5.10%	3.00%	2.80%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre-65/post-65 Medicare Advantage)	7.30%/9.25%	5.80%/8.50%	6.00%/6.50%
Health care cost trend rate assumed for next year (pre-65/post-65 Non-Medicare Advantage)	7.30%/8.30%	5.80%/6.20%	6.00%/6.50%
Ultimate rate (pre-65/post-65 Medicare Advantage)	4.50%/4.50%	4.40%/4.50%	4.50%/4.50%
Ultimate rate (pre-65/post-65 Non-Medicare Advantage)	4.50%/4.50%	4.40%/4.40%	4.50%/4.50%
Year the ultimate rate is reached (pre-65/post-65)	2031/2031	2031/2031	2029/2029

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2023	$59
2024	70
2025	69
2026	73
2027	81
2028 - 2032	$455

Description of Significant Gains and Losses in Obligations:

For fiscal year ended December 31, 2022, the benefit obligation experienced a net actuarial gain that was primarily attributable to the discount rate increase compared to the prior year. For fiscal year ended December 31, 2021, the benefit obligation experienced a net actuarial gain that was primarily attributable to the discount rate increase to 3.00%, compared to 2.80% in the prior year.

TSNB Pension Plan

TSNB has a pension plan that provides for monthly pension payments to eligible employees upon retirement. The pension benefits are based on years of service and specified benefit amounts. TSNB uses a December 31 measurement date each year. TSNB’s funding policy is to make contributions that satisfy at least the minimum required contribution for IRS qualified plans.

The components of the change in benefit obligation, the change in plan assets and funded status for TSNB’s pension plan for the years ended December 31, 2022, 2021 and 2020 are as follows:

Details	2022	2021	2020
Net periodic benefit cost:
Interest cost	$627	$575	$687
Expected return on plan assets	(778)	(788)	(909)
Expected administrative expenses	200	100	100
Amortization of prior service costs	3	3	3
Amortization of net loss	-	27	27
Total net periodic benefit cost	$52	$(83)	$(92)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$-	$-	$-
Net loss (gain) for the period	1,545	(1,038)	149
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain	-	(27)	(27)
Total recognized loss (gain) in other comprehensive income (loss)	$1,542	$(1,068)	$119
Total recognized in net periodic benefit cost (gain) and other comprehensive income (loss)	$1,594	$(1,151)	$27
Weighted average assumptions used:
Discount rate	2.90%	2.50%	3.20%
Expected return on plan assets	3.10%	3.10%	3.80%
Rate of compensation increases	N/A	N/A	N/A

The components of the change in benefit obligation, change in plan assets and funded status for TSNB’s pension plan for the years ended December 31, 2022, 2021 and 2020 are as follows:

Details	2022	2021	2020
Change in benefit obligation:
Benefit obligation at beginning of period	$22,081	$23,467	$21,908
Interest cost	627	575	687
Benefits paid	(804)	(778)	(736)
Change in plan provisions	-	-	-
Actuarial loss (gain)	(4,468)	(1,183)	1,608
Benefit obligation end of period	$17,436	$22,081	$23,467
Change in plan assets:
Fair value of plan assets at beginning of period	$25,750	$25,985	$24,454
Actual return on plan assets	(5,211)	616	2,337
Employer contribution	-	-	-
Expenses paid	(224)	(73)	(69)
Benefits paid	(804)	(778)	(737)
Fair value of plan assets at end of period	$19,511	$25,750	$25,985
Funded Status	$2,075	$3,669	$2,518
Amounts recognized in statement of financial position:
Non-current assets	$2,075	$3,669	$2,518
Non-current liabilities	-	-	-
Net amount recognized	$2,075	$3,669	$2,518
Weighted average assumptions used:
Discount rate	5.10%	2.90%	2.50%
Rate of compensation increases	N/A	N/A	N/A

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2023	$1,018
2024	1,101
2025	1,173
2026	1,225
2027	1,261
2028 - 2032	$6,441

Description of Significant Gains and Losses in Obligations:

For fiscal year ended December 31, 2022, the benefit obligation experienced a net actuarial gain that was primarily attributable to the discount rate increase to 5.10%, compared to 2.90% in the prior year. For fiscal year ended December 31, 2021, the benefit obligation experienced a net actuarial gain that was primarily attributable to the discount rate increase to 2.90%, compared to 2.50% in the prior year.

The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2022:

Details	Level 1	Level 2	Level 3
Investments in commingled funds	$-	$19,511	$-
Total plan assets at fair value	$-	$19,511	$-

The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2021:

Details	Level 1	Level 2	Level 3
Investments in commingled funds	$-	$25,750	$-
Total plan assets at fair value	$-	$25,750	$-

TSNB’s pension plan weighted average asset allocations on December 31, 2022, by asset category are as follows:

Asset Category	December 31, 2022	Target allocation 2023
Equity securities	9%	10%
Debt securities	91%	90%
Total	100%	100%

TSNB’s primary policy goals regarding the plan’s assets are to (1) provide liquidity to meet the Plan benefit payments and expenses payable from the Plan, (2) offer a reasonable probability of achieving a growth of assets that will assist in closing the Plan’s funding gap, and (3) manage the Plan’s assets in a liability framework. Plan assets are currently invested in commingled funds with various debt and equity investment objectives. The target asset allocation for the plan assets is 90% debt, or fixed income securities, and 10% equity securities. Individual funds are evaluated periodically based on comparisons to benchmark indices and peer group funds and investment decisions are made by TSNB in accordance with the policy goals. Actual allocation to each asset category fluctuates and may not be within the target allocation specified above due to changes in market conditions.

The estimated expected return on assets of the plan is based on assumptions derived from, among other things, the historical return on assets of the plan, the current and expected investment allocation of assets held by the plan and the current and expected future rates of return in the debt and equity markets for investments held by the plan. The obligations under the plan could differ from the obligation currently recorded, if management's estimates are not consistent with actual investment performance.